Fund Investment Overview - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Investments [Abstract]
Deposits with Broker	$ 32,244,285	$ 62,388,173
Percentage of assets held by Broker	100.00%	100.00%
Restricted investments	$ 3,806,000	$ 5,082,000
Percentage of holdings considered restricted	11.80%	8.15%